Transferred financial assets that are not derecognized in their entirety (Tables)	12 Months Ended
Dec. 31, 2020
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
USD million	31.12.20		31.12.19
	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	47,098	18,874	41,285	16,671
relating to securities lending and repurchase agreements in exchange for cash received	19,177	18,874	16,945	16,671
relating to securities lending agreements in exchange for securities received	27,595	0	24,082	0
relating to other financial asset transfers	326	0	258	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	2,140	1,378	188	187
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties[1]	2,506	1,963	1,212	690
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties	149	148	0	0
Total financial assets transferred[1]	51,893	22,363	42,685	17,548
1 Comparative information has been amended to include Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties.

UBS AG
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
USD million	31.12.20		31.12.19
	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	47,098	18,874	41,285	16,671
relating to securities lending and repurchase agreements in exchange for cash received	19,177	18,874	16,945	16,671
relating to securities lending agreements in exchange for securities received	27,595	0	24,082	0
relating to other financial asset transfers	326	0	258	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	2,140	1,378	188	187
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties[1]	2,506	1,963	1,212	690
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties	149	148	0	0
Total financial assets transferred[1]	51,893	22,363	42,685	17,548
1 Comparative information has been amended to include Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties.